Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17:-     SUBSEQUENT EVENTS

a.	In the Company's Special General Meeting of shareholders held on January 8, 2015, the following resolutions were adopted:

1.	To approve an increase of 1,500,000 Ordinary shares in the Company's authorized share capital and to effect corresponding amendments to the Company’s Articles of Association and to the Company’s Memorandum of Association, following which the Company's authorized share capital shall be NIS 320,000,000, divided into 4,000,000 Ordinary Shares, nominal value NIS 80.00 per share.
2.	To re-elect Mr. Avidan Zelicovsky and Ms. Odelia Levanon to the Company’s Board of Directors, until the next annual general meeting of shareholders and until their successors have been duly elected and qualified.
3.	To re-elect Mr. David Golan as an External Director, to hold office for three years.
4.	To re-elect Ms. Orit Nir Schwartz as an External Director, to hold office for three years.
5.	To terminate the office of Mr. Edouard Cukierman as a member of the Company's Board of Directors.
6.	To terminate the office of Mr. Ronen Zavlik as a member of the Company's Board of Directors.
7.	To ratify and approve compensation to the Company’s External Directors.
8.	To ratify and approve compensation to the Company’s Directors (excluding External Directors).

b.	On February 17, 2015, the Company entered into a Standby Equity Distribution Agreement, or SEDA, with YA for issuance of Ordinary shares in an amount up to $1,300. The Company may draw on the SEDA at its sole discretion during a period beginning on the date on which the Securities and Exchange Commission first declares effective a registration statement registering the resale the Company ordinary shares by YA, and ending upon the earlier of: (i) the lapse of 40 months from the date of the Agreement and (ii) the date on which the YA purchased shares under the SEDA in the aggregate amount of $1,300.

For each ordinary share purchased under the SEDA, YA Global will pay 93% of the lowest daily VWAP (as defined below) of the ordinary shares during the five consecutive trading days following the date of an advance notice from the Company (provided such VWAP is greater than or equal to 90% of the last closing price of the ordinary shares at the time of delivery of the advance notice). Once presented with an advance notice, YA is required to purchase the number of shares specified in the advance notice. Each such notice may be for an amount of ordinary shares not to exceed $500. "VWAP" is defined, as of any date, to be such date’s daily dollar volume-weighted average price of the ordinary shares, as reported by Bloomberg, LP.

The Company paid to YA a commitment fee by issuance to YA 28,930 ordinary shares.

The Company may terminate the SEDA at any time upon prior notice to YA, as long as there are no advance notices outstanding and the Company has paid to YA all amounts then due.

c.	On February 26, 2015 the Company provided Cukierman & Co. with a notice of termination of the Service Agreement.